Fair values of financial assets and liabilities - Financial assets (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Financial assets at FVPL
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 2,386	£ 2,284
Financial assets at FVPL | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	448	451
Financial assets at FVPL | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4	4
Financial assets at FVPL | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,829
Financial assets at FVPL | Loans and advances to customers
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,782
Financial assets at FVPL | Loans and advances to customers | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	1,934	1,782
Financial assets at FVPL | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	246	337
Financial assets at FVPL | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	246	290
Financial assets at FVPL | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		47
Financial assets at FVPL | Equity shares
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	206	165
Financial assets at FVPL | Equity shares | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	202	161
Financial assets at FVPL | Equity shares | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	4	4
Financial assets at FVOCI
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,823	24,617
Financial assets at FVOCI | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,114	13,283
Financial assets at FVOCI | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,645	11,274
Financial assets at FVOCI | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	64	60
Financial assets at FVOCI | Debt securities
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	26,823	24,178
Financial assets at FVOCI | Debt securities | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,114	12,844
Financial assets at FVOCI | Debt securities | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	12,645	11,274
Financial assets at FVOCI | Debt securities | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	64	60
Financial assets at FVOCI | Treasury and other bills
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		439
Financial assets at FVOCI | Treasury and other bills | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value		439
Derivative financial instruments
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,790	8,494
Derivative financial instruments | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	10,775	8,494
Derivative financial instruments | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	15
At fair value
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	39,999	35,395
At fair value | Level 1
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	14,562	13,734
At fair value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	23,424	19,772
At fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets, fair value	£ 2,013	£ 1,889